Expense Example, No Redemption - Class ACIS - DWS Strategic High Yield Tax-Free Fund	Oct. 01, 2021 USD ($)
Class A
Expense Example, No Redemption:
1 Year	$ 362
3 Years	552
5 Years	758
10 Years	1,351
Class C
Expense Example, No Redemption:
1 Year	166
3 Years	521
5 Years	899
10 Years	1,760
INST Class
Expense Example, No Redemption:
1 Year	64
3 Years	213
5 Years	374
10 Years	842
Class S
Expense Example, No Redemption:
1 Year	64
3 Years	223
5 Years	396
10 Years	$ 897